Basis of Preparation - Reclassification by Presentation in Consolidated Financial Statements (Detail) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Recoverable taxes		$ 0
Recoverable income tax	$ 2,244	2,718
Other recoverable taxes	3,181	3,194
CURRENT LIABILITIES
Taxes payable		0
Income tax payable		952
Other taxes payable		7,029
NON-CURRENT LIABILITIES
Provisions and other non-current liabilities		0
Provisions	3,270	3,887
Other non-current liabilities	$ 2,441	2,053
Initially Reported
CURRENT ASSETS
Recoverable taxes		5,912
Recoverable income tax		0
Other recoverable taxes		0
CURRENT LIABILITIES
Taxes payable		7,981
Income tax payable		0
Other taxes payable		0
NON-CURRENT LIABILITIES
Provisions and other non-current liabilities		5,940
Provisions		0
Other non-current liabilities		0
Effects of reclassification
CURRENT ASSETS
Recoverable taxes		(5,912)
Recoverable income tax		2,718
Other recoverable taxes		3,194
CURRENT LIABILITIES
Taxes payable		(7,981)
Income tax payable		952
Other taxes payable		7,029
NON-CURRENT LIABILITIES
Provisions and other non-current liabilities		(5,940)
Provisions		3,887
Other non-current liabilities		$ 2,053